Corporate Bonds and Convertible Bonds (Tables)	12 Months Ended
Mar. 31, 2015
Carrying Values of Corporate Bonds and Convertible Bonds

The carrying values of corporate bonds and convertible bonds at March 31, 2014 and 2015 were as follows:

	Yen (Millions)
	2014	2015
Unsecured 0.416% bonds, due May 25, 2015	¥10,000	10,000
Unsecured 0.606% bonds, due May 25, 2017	¥15,000	15,000

Corporate bonds	¥25,000	25,000

Unsecured zero coupon convertible bonds, due March 14, 2019	¥30,000	30,000
Add unamortized premium	¥149	119

Convertible bonds	¥30,149	30,119

Aggregate Amounts of Maturities for Corporate Bonds and Convertible Bonds

The combined aggregate amounts of maturities for corporate bonds and convertible bonds as of March 31, 2015, by year payable, were as follows:

Year ending March 31	Yen (Millions)
2016	10,000
2017	—
2018	15,000
2019	30,000
Thereafter	—

Total	¥55,000